CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Natural gas sales	$ 2,594.9	$ 2,831.3	$ 3,614.4	$ 3,137.2	$ 7,705.8
Services	2,317.6	2,248.9	3,024.7	2,739.1	2,904.0
Product sales and other	1,335.1	1,156.5	1,551.5	1,308.9	1,485.0
Total Revenues	6,247.6	6,236.7	8,190.6	7,185.2	12,094.8
Operating Costs, Expenses and Other
Gas purchases and other costs of sales	2,641.5	2,829.2	3,612.9	3,068.5	7,744.0
Operations and maintenance	1,201.1	1,103.9	1,422.3	1,159.9	1,318.0
Depreciation, depletion and amortization	807.6	813.7	1,078.8	1,070.2	918.4
General and administrative	399.2	528.7	631.1	373.0	352.5
Taxes, other than income taxes	141.4	128.1	171.4	137.0	191.4
Goodwill impairment expense			0	0	4,033.3
Other expense (income)	(12.3)	2.2	(6.6)	(30.6)	9.3
Total Operating Costs, Expenses and Other	5,178.5	5,405.8	6,909.9	5,778.0	14,566.9
Operating Income (loss)	1,069.1	830.9	1,280.7	1,407.2	(2,472.1)
Other Income (Expense)
Earnings (loss) from equity investments	214.7	(256.1)	(186.2)	221.9	201.1
Amortization of excess cost of equity investments	(4.9)	(4.3)	(5.8)	(5.8)	(5.7)
Interest expense	(524.2)	(493.8)	(668.3)	(599.1)	(675.8)
Interest income	19.1	17.9	23.4	25.7	47.5
Loss on remeasurement of previously held equity interest in KinderHawk (Note 2)	(167.2)	0
Other, net	11.0	9.7	24.1	49.5	7.0
Total Other Income (Expense)	(451.5)	(726.6)	(812.8)	(307.8)	(425.9)
Income (Loss) from Continuing Operations Before Income Taxes	617.6	104.3	467.9	1,099.4	(2,898.0)
Income Tax (Expense) Benefit	(250.2)	29.1	(167.6)	(326.6)	(304.3)
Income (Loss) from Continuing Operations	367.4	133.4	300.3	772.8	(3,202.3)
Income (Loss) from Discontinued Operations, Net of Tax	(0.5)	(0.4)	(0.7)	0.3	(0.9)
Net Income (Loss)	366.9	133.0	299.6	773.1	(3,203.2)
Net Loss (Income) Attributable to Noncontrolling Interests	71.7	(237.3)	(340.9)	(278.1)	(396.1)
Net Income (Loss) Attributable to Kinder Morgan, Inc.	$ 438.6	$ (104.3)	$ (41.3)	$ 495.0	$ (3,599.3)
Diluted Weighted Average Number of Shares
Dividends Per Common Share Declared (in dollars per share)	$ 0.74
Class P [Member]
Basic Earnings Per Common Share
Basic Earnings Per Common Share (in dollars per share)	$ 0.52
Basic Weighted Average Number of Shares Outstanding
Basic Weighted Average Number of Shares Outstanding (in shares)	110.8
Diluted Earnings Per Common Share
Diluted Earnings Per Common Share (in dollars per share)	$ 0.52
Diluted Weighted Average Number of Shares
Diluted Weighted Average Number of Shares (in shares)	707.4
Class A [Member]
Basic Earnings Per Common Share
Basic Earnings Per Common Share (in dollars per share)	$ 0.48
Basic Weighted Average Number of Shares Outstanding
Basic Weighted Average Number of Shares Outstanding (in shares)	596.2
Diluted Earnings Per Common Share
Diluted Earnings Per Common Share (in dollars per share)	$ 0.48
Diluted Weighted Average Number of Shares
Diluted Weighted Average Number of Shares (in shares)	596.2